Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES

NOTE 8 – LEASES

The Company elected the transition provision provided by ASU no. 2018-11, Leases (Topic 842) that allows entities to continue to apply the legacy guidance in Topic 840, Leases, including its disclosure requirements, for the comparative periods presented in the year of adoption. Accordingly, the Topic 842 disclosures below are presented only as of and for the year ended December 31, 2019 and not for any prior period.

The Company is a party to operating leases for its corporate offices, laboratory space and vehicles. The Company's operating leases have remaining lease terms of up to 3.66 years, some of which include options to extend the leases for up to five years. On January 1, 2019, the Company recognized $399 of ROU assets and of lease liabilities on the consolidated balance sheet for operating leases.

December 31,
2019

The components of lease expense were as follows:
Operating leases expenses	$192

Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$188
Non-cash activity: Right of use assets obtained in exchange for new operating lease liabilities	$141
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$501
Accumulated amortization	91
Operating lease Right-of-Use assets, net	$410
Accounts payable and accrued liabilities	$123
Other long-term liabilities	298
Total operating lease liabilities	$421
Weighted average remaining lease term in years	3.33
Weighted average annual discount rate	10.7%

Maturities of operating lease liabilities as of December 31, 2019, were as follows:
2020	$172
2021	157
2022	126
2023	70
Total undiscounted lease liability	525
Less: Imputed interest	(104)
Present value of lease liabilities	$421